SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21034

                       Sanford C. Bernstein Fund II, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672


                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005


                      Date of fiscal year end:  September 30

             Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21034
Reporting Period: 07/01/2009 - 06/30/2010
Sanford C. Bernstein Fund II, Inc.









====== Sanford C. Bernstein Fund II, Inc.-Bernstein Intermediate Duration ======
=========                   Institutional Portfolio                    =========


XL CAPITAL LTD.

Ticker:       XL             Security ID:  98372PAJ7
Meeting Date: APR 30, 2010   Meeting Type: Court
Record Date:  MAR 5, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Series C Dividend Variation     For       For          Management
      Proposal
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: Sanford C. Bernstein Fund II, Inc.




                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2010


*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary